UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund
(All Share Classes)

Supplement dated August 27, 2009
to the Statement of Additional Information dated December 31, 2008, as supplemented

The following information is in addition to the information regarding Kay Herr contained in the Statement of Additional Information, dated December 31, 2008, under the heading “Portfolio Managers’ Other Accounts Managed” with respect to the JPMorgan Realty Income Fund:

Non-Performance Based Fee Advisory Accounts

The following table shows information regarding all of the other accounts managed by Jason Ko as of June 30, 2009:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)
Realty Income Fund
Jason Ko	0	$0	1	$168	6	$75

Performance Based Fee Advisory Accounts

The following table shows information on the other accounts managed by Jason Ko that have advisory fees wholly or partly based on performance as of June 30, 2009:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)
Realty Income Fund
Jason Ko	0	$0	0	$0	2	$114

The following information is in addition to the information regarding Kay Herr contained in the Statement of Additional Information, dated December 31, 2008, under the heading “Ownership of Securities” with respect to the JPMorgan Realty Income Fund:

Ownership of Securities

The following table shows information regarding the ownership of securities of the JPMorgan Realty Income Fund by Jason Ko as of June 30, 2009:

Aggregate Dollar Range of Securities in Portfolio
	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	over $1,000,000
Realty Income Fund
Jason Ko	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-RI-809

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund
(All Share Classes)

Supplement dated August 27, 2009
to the Prospectuses dated December 31, 2008, as supplemented

Effective September 1, 2009, the following information supersedes any information to the contrary relating to the JPMorgan Realty Income Fund (the “Fund”) including any prior supplements. The portfolio manager information for the Fund in the second paragraph under the subheading “JPMIM, Sub-Advisers and Portfolio Managers” (“JPMIM and the Portfolio Manager” for the Class R5 Shares prospectus) in the section “The Funds’ Management and Administration” is hereby deleted in its entirety and replaced by the following:

The portfolio management team for the Realty Income Fund is led by Kay Herr, a Managing Director of JPMIM. An employee since 1999, Ms. Herr is a portfolio manager of real estate securities in the Equity Group. Previously, Ms. Herr covered consumer stable and cyclical sectors in the U.S. Fixed Income Credit Research Group. Prior to joining the firm, she was a credit research analyst with Prudential Securities in its municipal bond research department. She holds a B.A. in economics from the University of Virginia and an M.B.A. with distinction from New York University Stern School of Business. She is also a CFA charterholder. Jason Ko, a Vice President of JPMIM, also participates in the management of the Realty Income Fund. An employee since 2002, Mr. Ko covers selected areas within the REIT and specialty finance sectors for the Equity Group. Previously, Mr. Ko worked as a research associate focusing on REITs and cyclicals sectors and as an investment assistant in the U.S. Active Equity Group. Mr. Ko holds a B.S. in electrical engineering and a B.A. in economics from Brown University. He is also a CFA charterholder.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-RI-PM-809